Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents.
Cash and Cash Equivalents	12. Cash and Cash Equivalents

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Cash at banks	187,524	75,838
	187,524	75,838
The cash at banks is at full disposal of the Company.